Average Annual Total Returns - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2060 Fund	May 30, 2024
Fidelity Advisor Freedom 2060 Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	12.09%
Past 5 years	9.33%
Since Inception	7.09%	[1]
Fidelity Advisor Freedom 2060 Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.64%
Past 5 years	7.66%
Since Inception	5.68%	[1]
Fidelity Advisor Freedom 2060 Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.59%
Past 5 years	7.11%
Since Inception	5.37%	[1]
Fidelity Advisor Freedom 2060 Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	14.49%
Past 5 years	9.58%
Since Inception	7.09%	[2]
Fidelity Advisor Freedom 2060 Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	17.12%
Past 5 years	9.82%
Since Inception	7.07%	[3]
Fidelity Advisor Freedom 2060 Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	19.19%
Past 5 years	10.92%
Since Inception	8.03%	[4]
Fidelity Advisor Freedom 2060 Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	19.25%
Past 5 years	11.02%
Since Inception	7.80%	[5]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.24%
F1032
Average Annual Return:
Past 1 year	20.11%
Past 5 years	10.95%
Since Inception	8.27%

[1]	A From August 5, 2014 .
[2]	B From August 5, 2014 .
[3]	C From August 5, 2014 .
[4]	D From August 5, 2014 .
[5]	E From October 2, 2018 .